Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at Beginning Of Period	$ 15,975,667	$ 18,787,230
Additions Charged to Costs and Expenses	4,208,790	(2,811,563)
Additions Charged to Other Accounts	(0)	(0)
Deductions	0	0
Balance at End Of Period	$ 20,184,457	$ 15,975,667